Lease Liabilities - (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Summary of lease liabilites

December 31,	2023	2022

Opening balance	$93,033	$57,014

Acquisition (Note 6)	-	39,845

Additions	44,583	9,977

Lease interest	6,789	3,398

Payments made against lease liabilities	(27,211)	(19,156)

Transfer to liabilities associated with assets held for sale (Note 10)	(6,209)	-

Lease measurement adjustment	(6,781)	-

Currency translation effects and other	(3,492)	1,955

Closing balance	$100,712	$93,033

Current portion of lease liabilities	$25,453	$20,125

Non-current portion of lease liabilities	75,259	72,908

Lease liabilities	$100,712	$93,033

Summary of Future minimum lease payments under non-cancellable leases were as follows
Future minimum lease payments under
non-cancellable
leases were as follows:

December 31, 2023

2024	$29,346

2025	26,384

2026	19,475

2027	15,348

2028	24,537

Thereafter	7,569

$122,659

Less:

Imputed interest	21,886

Short-term leases	59

Low-value leases	2

Lease liabilities	$100,712